Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade payables and other current liabilities [Abstract]
Trade accounts payables	$ 52,062	$ 109,430
Down payments from clients	565	6,289
Liberty	41,032	37,119
Other accounts payable	34,403	39,195
Total	$ 128,062	$ 192,033